ACCOUNTS RECEIVABLE - Changes of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
ACCOUNTS RECEIVABLE
Beginning balance	$ 6,617,485	$ 255,322
Additional reserve through bad debt expense	700,653	6,366,356
Reduction due to accounts receivable factoring	0
Exchange difference	262,526	(4,193)
Ending balance	$ 7,580,664	$ 6,617,485